Fair value - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Financial assets measured at fair value through other comprehensive income	€ 0	€ 0	€ 307
Financial assets at fair value through profit or loss	3,994	3,883	3,755
Non-listed equity investments
Disclosure of detailed information about business combination [line items]
Financial assets measured at fair value through other comprehensive income	0	0	307
AM flow shares
Disclosure of detailed information about business combination [line items]
Financial assets measured at fair value through other comprehensive income	0	307
Convertible loan
Disclosure of detailed information about business combination [line items]
Financial assets at fair value through profit or loss	€ 3,994	€ 3,744	€ 3,494
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Convertible loan | WACC
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	13.04
Convertible loan to Fluidda
Disclosure of detailed information about business combination [line items]
Financial assets at fair value through profit or loss	€ 3,994
Convertible loan to Fluidda | WACC
Disclosure of detailed information about business combination [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ (36)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	37
Convertible loan to Fluidda | Level 3
Disclosure of detailed information about business combination [line items]
Financial assets at fair value through profit or loss	€ 3,994
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Convertible loan to Fluidda | Level 3 | WACC
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	13.04